FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments
Summary of financial assets and liabilities

	Carrying amount
	December 31,
	2022	2021
Financial assets at amortized cost:

Cash and cash equivalents	4,483	14,845
	5,700	—
Trade receivables	7,797	8,130
Other accounts receivable	1,912	1,468
Long term deposits	423	445

Total	20,315	24,888

Financial assets at fair value through profit or loss:

Call option from non-controlling interests	245	—
Short term investments	8,517	17,217
Total	8,762	17,217

Financial liabilities at amortized cost:

Credit from banks and others	2,169	1,798
Trade payables	3,757	2,885
Other payables	8,110	7,899
Loans from banks	13,008	17,173
Lease liabilities	11,565	13,530

Total	38,609	43,285

Financial liabilities at fair value through profit or loss:

Liability for share options	7,164	17,220
Other payables - liability to underwriters	1,131	1,021
Put option to non-controlling interests	—	67

Total	8,295	18,308

Summary of sensitivity analysis

	Increase/
	decrease	Effect on
	in	profit
	price	before tax
2022	+5%	426
	-5%	(426)

2021	+5%	861
	-5%	(861)

2020	+5%	324
	-5%	(324)

Summary of maturity profile of financial liabilities based on contractual undiscounted payments

December 31, 2022:

	Less
	than
	one	1 to 2	2 to 3	3 to 4	4 to 5	>5
	year	years	years	years	years	years	Total
Trade payables	3,757	—	—	—	—	—	3,757
Accrued expenses	2,090	—	—	—	—	—	2,090
PUT option (*)	—	—	11,289	—	—	—	11,289
Liability for underwriter	1,131	—	—	—	—	—	1,131
Lease liabilities	2,478	2,294	1,932	1,726	3,608	274	12,312
Loans from bank	3,002	2,933	2,861	2,788	2,714	3,927	18,225
	12,458	5,227	16,082	4,514	6,322	4,201	48,804

December 31, 2021:

	Less
	than
	one	1 to 2	2 to 3	3 to 4	4 to 5	>5
	year	years	years	years	years	years	Total
Trade payables	2,885	—	—	—	—	—	2,885
Accrued expenses	2,150	—	—	—	—	—	2,150
PUT option (*)	—	—	—	11,633	—	—	11,633
Liability for underwriter	1,021	—	—	—	—	—	1,021
Lease liabilities	2,757	2,389	2,163	1,840	1,707	3,742	14,598
Loans from bank	2,289	2,885	2,885	2,884	2,884	7,212	21,039
	11,102	5,274	5,048	16,357	4,591	10,954	53,326
(*)	Estimated gross cash outflow assuming that option will be exercised at earliest possible date.

Summary of changes in liabilities arising from financing activities

			Foreign
	January 1,	Cash	exchange		December 31,
	2022	flows	movement	Other	2022
Lease liabilities (including current maturities)	13,530	(2,447)	(1,176)	1,657	11,564
Liability for underwriters	1,021	—	(129)	239	1,131
Long term bank loan	18,971	(1,665)	(2,130)	—	15,176
Credit from banks	—	—	—	—	—

Total liabilities from financing activities	33,522	(4,112)	(3,435)	1,896	27,871

			Foreign
	January 1,	Cash	exchange			December 31,
	2021	flows	movement		Other	2021
Lease liabilities (including current maturities)	12,235	(1,916)	(429)	*)	3,640	13,530
Liability for underwriters	—	—	39		982	1,021
Long term bank loan	—	18,265	706		—	18,971
Credit from banks	2,333	(2,716)	(6)		389	—

Total liabilities from financing activities	14,568	13,633	310		5,011	33,522
(*)	Initially consolidated subsidiary.

Reconciliation of fair value measurements that are categorized within Level 3 of fair value hierarchy

	Financial instruments
			Call (Put)
	Liability for		option to non-
	share options	Liability to	controlling
	(*)	underwriters	interests, net	Total

Balance as of January 1, 2022	(17,220)	(1,021)	(67)	(18,308)

Issuance of Share Options
Remeasurement recognized in:
Profit (loss)	7,423	(240)	320	7,503
Other comprehensive income (loss)	1,618	130	(8)	1,740
Exercise of Share Options into shares	1,015	—	—	1,015

As of December 31, 2022	(7,164)	(1,131)	245	(8,050)

Presented in balance sheet:

Call option	—	—	245	245
Other payables (short-term)	—	(1,131)	—	(1,131)

Liability for share options	(7,164)	—	—	(7,164)

	Financial instruments
	Liability for		Put option to
	share options	Liability to	non-controlling
	(*)	underwriters	interests, net	Total
Balance as of January 1, 2021	—	—	—	—

Issuance of Share Options	(7,178)	(416)	(184)	(7,778)
Remeasurement recognized in:
Profit (loss)	(9,700)	(566)	120	(10,146)
Other comprehensive income (loss)	(661)	(39)	(3)	(703)
Exercise of Share Options into shares	319	—	—	319

As of December 31, 2021	(17,220)	(1,021)	(67)	(18,308)

Presented in balance sheet:
Put + Call option	—	—	(67)	(67)
Other payables (short- term)	—	(1,021)	—	(1,021)
Liability for share options	(17,220)	—	—	(17,220)

(*)See Note 23b for information on fair value measurement

Summary of significant inputs to model used to determine fair value

	December 31,	December 31,
	2022	2021
Underlying asset value	35,541	39,496
Expected volatility of the share price	36.7%-39.2%	42.0%-43.2%
Discount rate	15%	14.4%
Risk-free interest rate	3.68%	0.48%
Term of option	3.67 years	4.67 years

Sensitivity analysis of reasonably possible change in underlying asset value

2022:

Increase/
decrease in
underlying	Effect on
asset value	Fair value, net

+5%	463
-5%	(453)

2021:

Increase/
decrease in	Effect on
underlying	Fair value,
asset value	net
+5%	460
-5%	(603)

Foreign currency risk
Financial instruments
Summary of sensitivity analysis

	Change in	Effect on
	USD rate	profit tax
2022	+5%	(320)
	-5%	320

2021	+5%	(347)
	-5%	347

2020	+5%	(20)
	-5%	20

Market risk
Financial instruments
Summary of sensitivity analysis

		Effect on
	Change in	profit
	EUR rate	before tax
2022	+5%	(38)
	-5%	38

2021	+5%	(252)
	-5%	252

2020	+5%	(113)
	-5%	113